Long Term Debt (Details) - Schedule of long-term debt - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of long-term debt [Abstract]
Fair value of debt	$ 8,462,000	$ 14,607,000
Less: Current portion	(6,885,543)	(13,200,000)	$ (13,200,000)
Noncurrent portion	$ 1,576,457	$ 1,407,000